Significant Accounting Policies (Schedule Of Equity-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-based compensation expense	$ 3,912	$ 2,383	$ 1,529
Cost Of Sales And Services [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-based compensation expense	645	314	230
Customer Operations [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-based compensation expense	712	419	297
Corporate Operations [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-based compensation expense	$ 2,555	$ 1,650	$ 1,002